SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Product Warranty Liability [Line Items]
January 1,	$ 2,173	$ 2,620
Charged to costs and expenses relating to new sales	1,325	1,091
Costs of product warranty claims	(1,225)	(1,195)
Foreign currency translation adjustments	2	(343)
December 31,	$ 2,275	$ 2,173
Minimum [Member]
Product Warranty Liability [Line Items]
Warranty term	3 years
Maximum [Member]
Product Warranty Liability [Line Items]
Warranty term	10 years